Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 15,762
Ending balance	4,020	$ 15,762
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,492	21,040
Additions	753	1,362
Discontinued operations	(17,395)
Disposals	(34)	(99)
Foreign exchange	(247)	1,189
Ending balance	6,569	23,492
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,730)	(4,344)
Depreciation	933	2,916
Discontinued operations	(6,007)
Disposals	34	99
Foreign exchange	(73)	569
Ending balance	(2,549)	(7,730)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,762
Ending balance	4,020	15,762
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	281	229
Additions	121	12
Discontinued operations	(127)
Disposals	(2)	0
Foreign exchange	(88)	40
Ending balance	185	281
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(223)	(146)
Depreciation	41	66
Discontinued operations	(116)
Disposals	2	0
Foreign exchange	(21)	11
Ending balance	(125)	(223)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	58
Ending balance	60	58
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	45	21
Additions	1	22
Discontinued operations	(38)
Disposals	0	0
Foreign exchange	0	2
Ending balance	8	45
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(14)	(6)
Depreciation	6	8
Discontinued operations	(14)
Disposals	0	0
Foreign exchange	(3)	0
Ending balance	(3)	(14)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	5	31
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,174	15,144
Additions	0	210
Discontinued operations	(12,733)
Disposals	0	0
Foreign exchange	92	820
Ending balance	3,533	16,174
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,911)	(1,831)
Depreciation	212	1,922
Discontinued operations	(3,262)
Disposals	0	0
Foreign exchange	50	158
Ending balance	(911)	(3,911)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,263
Ending balance	2,622	12,263
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	291	165
Additions	0	207
Discontinued operations	0
Disposals	(32)	(99)
Foreign exchange	7	18
Ending balance	266	291
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(87)	(112)
Depreciation	38	67
Discontinued operations	0
Disposals	32	99
Foreign exchange	3	7
Ending balance	(96)	(87)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	204
Ending balance	170	204
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	336	307
Additions	0	20
Discontinued operations	(147)
Disposals	0	0
Foreign exchange	1	9
Ending balance	190	336
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(170)	(102)
Depreciation	45	65
Discontinued operations	(67)
Disposals	0	0
Foreign exchange	(10)	3
Ending balance	(138)	(170)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	166
Ending balance	52	166
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	6,255	5,143
Additions	588	812
Discontinued operations	(4,350)
Disposals	0	0
Foreign exchange	(259)	300
Ending balance	2,234	6,255
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,325)	(2,147)
Depreciation	591	788
Discontinued operations	(2,548)
Disposals	0	0
Foreign exchange	(92)	390
Ending balance	(1,276)	(3,325)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,930
Ending balance	958	2,930
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110	31
Additions	43	79
Discontinued operations	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	153	110
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	0
Depreciation	0	0
Discontinued operations	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	0	0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	110
Ending balance	$ 153	$ 110